SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 14:-	SUBSEQUENT EVENTS

a.
Following the Court's ruling, the Company and Vitec, with consent, instructed the court's treasury and ADAD Trust Company Ltd. to release $200 and $1,000,  respectively, deposited as Escrow Funds. On March 20, 2014, the funds were released and a net sum of $715 was transferred to the Company. See note 9 e (1).

b.	All the Company's holdings in Mobixell were sold to FN without consideration in January 2014, since Mobixell entered into a share acquisition agreement with Flash Networks Ltd. (FN).